Property and Equipment - Additional Information (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing cost capitalized	₩ 7,216	₩ 18,976	₩ 17,671
Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Interest rate of capitalized borrowing cost	1.86%	1.86%	1.86%
Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Interest rate of capitalized borrowing cost	6.89%	6.89%	7.28%